Summary of Significant Accounting Policies - Additional Information (Detail)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Hilda Knutsen and Torill Knutsen [Member]
Summary Of Significant Accounting Policy [Line Items]
Ownership percentage			100.00%
Dan Cisne [Member]
Summary Of Significant Accounting Policy [Line Items]
Ownership percentage		100.00%
Dan Sabia [Member]
Summary Of Significant Accounting Policy [Line Items]
Ownership percentage	100.00%